Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000226472
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond ETF
Class Name	ETF Shares
Trading Symbol	VUSB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 4,310,000,000
Holdings Count | Holding	699
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$4,310
Number of Portfolio Holdings	699
Portfolio Turnover Rate	35%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Corporate Bonds	63.4%
Asset-Backed/Commercial Mortgage-Backed Securities	26.1%
Sovereign Bonds	1.8%
Other Assets and Liabilities—NetFootnote Reference	8.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature